S000000288 [Member] Annual Fund Operating Expenses - Nuveen Limited Term Municipal Bond Fund	Mar. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.01%	[1]
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	0.63%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%	[1]
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	0.43%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%	[1]
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	1.43%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.